UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05957

        Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Municipal Advantage Fund, Inc. (NMA) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.2% (2.1% of Total Investments)
$ 10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$10,655,700
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured
5,075	Lauderdale County and Florence Healthcare Authority, Alabama, Revenue Bonds, Coffee Health	7/09 at 101.00	AAA	5,353,161
	Group, Series 1999A, 5.250%, 7/01/24 – MBIA Insured
5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,545,388
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

20,230	Total Alabama			21,554,249

	Alaska – 0.4% (0.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,190,498
1,280	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	AAA	1,346,880

2,405	Total Alaska			2,537,378

	Arizona – 0.7% (0.5% of Total Investments)
5,000	Maricopa County Pollution Control Corporation, Arizona, Remarketed Revenue Refunding Bonds,	5/06 at 101.00	BBB	5,068,400
	Public Service Company of New Mexico, Series 1992A, 5.750%, 11/01/22

	California – 11.7% (7.8% of Total Investments)
2,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	1,905,150
	2004A, 0.000%, 10/01/25 – AMBAC Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AAA	1,134,228
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	AAA	1,613,141
3,550	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%,	5/12 at 101.00	A2 (4)	3,941,743
	5/01/22 (Pre-refunded 5/01/12)
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,029,280
	Health System/West, Series 2003A, 5.000%, 3/01/33
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	7,777,425
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	AAA	2,950,861
	Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	AAA	935,332
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	AAA	850,308
7,535	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	10,028,708
	Bonds, Series 1989, 7.750%, 5/01/22 (ETM) (Alternative Minimum Tax)
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 55.54	AAA	3,151,056
	Series 2003B, 0.000%, 8/01/25 – FGIC Insured
2,990	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/06 at 100.00	AAA	2,994,545
	System Subordinated Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 – FGIC Insured
2,000	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AAA	680,240
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – MBIA Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AAA	1,239,235
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – MBIA Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	AAA	656,256
	8/01/32 – FGIC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,144,920
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,375,878
	2002, 5.250%, 8/01/23 – FSA Insured
	North Orange County Community College District, California, General Obligation Bonds, Series
	2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AAA	3,140,023
4,000	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AAA	1,541,480
5,000	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	5,873,350
	Bonds, Series 1991B, 7.375%, 2/01/12 (ETM)
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,628,800
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (ETM) (Alternative Minimum Tax)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	11,664,150
	Bonds, Series 1989A, 7.600%, 1/01/23 (ETM) (Alternative Minimum Tax)
13,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	3,231,150
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	2,181,888
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – MBIA Insured

126,500	Total California			79,669,147

	Colorado – 4.6% (3.1% of Total Investments)
8,350	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System,	7/06 at 102.00	AAA	8,596,158
	Series 1994A, 5.350%, 11/01/16 (ETM)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – MBIA Insured	No Opt. Call	AAA	1,688,050
7,650	0.000%, 9/01/26 – MBIA Insured	No Opt. Call	AAA	2,906,082
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	1,100,340
	– MBIA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – MBIA Insured	No Opt. Call	AAA	2,467,425
10,000	0.000%, 9/01/32 – MBIA Insured	No Opt. Call	AAA	2,841,300
4,125	Municipal Subdistrict Northern Colorado Water District, Revenue Bonds, Series 1997G, 5.250%,	12/07 at 101.00	AAA	4,300,189
	12/01/15 – AMBAC Insured
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
2,000	5.375%, 6/01/17	6/12 at 100.00	AA	2,170,460
5,000	5.375%, 6/01/18	6/12 at 100.00	AA	5,426,150

48,275	Total Colorado			31,496,154

	District of Columbia – 0.4% (0.2% of Total Investments)
355	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/06 at 102.00	AAA	362,448
	Revenue Bonds, Series 1988F-1, 6.375%, 6/01/26 (Alternative Minimum Tax)
2,165	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds,	6/07 at 102.00	AAA	2,179,267
	Series 1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)

2,520	Total District of Columbia			2,541,715

	Florida – 1.9% (1.3% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/10 at 100.00	AAA	2,876,645
	2000O-1, 5.850%, 12/01/31 – FSA Insured (Alternative Minimum Tax)
10,130	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Mary’s Hospital,	6/06 at 100.00	AAA	10,171,533
	Series 1993, 5.125%, 12/01/23 (ETM) – MBIA Insured

12,900	Total Florida			13,048,178

	Georgia – 0.6% (0.4% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – FSA Insured	10/14 at 100.00	AAA	4,264,800

	Hawaii – 0.5% (0.3% of Total Investments)
2,215	Hawaii Housing and Community Development Corporation, GNMA Collateralized Multifamily Housing	7/10 at 102.00	AAA	2,319,437
	Revenue Bonds, Sunset Villas, Series 2000, 5.700%, 7/20/31
935	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue	7/07 at 102.00	AAA	945,416
	Bonds, Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)

3,150	Total Hawaii			3,264,853

	Illinois – 15.7% (10.4% of Total Investments)
4,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	4,248,680
	Revenues, Series 1997, 5.750%, 12/01/20 (Pre-refunded 12/01/07) – AMBAC Insured
12,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	13,058,250
	Revenues, Series 1997A, 5.250%, 12/01/27 – AMBAC Insured
2,175	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	739,652
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
1,845	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	539,072
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A,	7/10 at 101.00	AAA	6,628,095
	6.500%, 1/01/35 (Pre-refunded 7/01/10) – FGIC Insured
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	5,163,000
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax) (5)
5,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 1997, 5.250%,	1/08 at 102.00	AAA	5,268,150
	1/01/28 (Pre-refunded 1/01/08) – AMBAC Insured
5,000	Chicago, Illinois, Special Facility Revenue Bonds, O’Hare International Airport, United Air	11/35 at 100.00	N/R	2,315,450
	Lines Inc. Project, Series 2001A, 6.375%, 11/01/35 (Mandatory put 5/01/13) (Alternative
	Minimum Tax)
6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	6,344,100
	5.750%, 5/15/22
6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/07 at 102.00	A	6,353,896
	1996B, 5.750%, 2/15/22
4,210	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	BBB–	4,212,863
	5.375%, 8/15/16
10,115	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rush-Presbyterian-St. Luke’s	11/06 at 102.00	AAA	10,523,747
	Medical Center Obligated Group, Series 1996A, 6.250%, 11/15/20 – MBIA Insured
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	Aaa	4,677,377
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1999A:
13,455	5.500%, 12/15/24 – FGIC Insured	12/09 at 101.00	AAA	14,462,645
10,430	5.250%, 12/15/28 – FGIC Insured	12/09 at 101.00	AAA	11,024,719
4,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	5,764,214
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AAA	2,036,069
	4/01/23 – AMBAC Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AAA	2,979,075
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – MBIA Insured

116,540	Total Illinois			106,339,054

	Indiana – 3.6% (2.4% of Total Investments)
5,205	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	5,694,634
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
9,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,	5/06 at 102.00	AAA	9,230,760
	Community Hospitals of Indiana, Series 1995, 5.700%, 5/15/22 – MBIA Insured
6,075	LaGrange County Jail Building Corporation, Indiana, First Mortgage Jail Bonds, Series 1998,	10/09 at 101.00	A3 (4)	6,527,588
	5.400%, 10/01/21 (Pre-refunded 10/01/09)
2,725	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB	2,849,369
	1999, 5.450%, 2/15/12

23,005	Total Indiana			24,302,351

	Kansas – 1.8% (1.2% of Total Investments)
5,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light	9/15 at 100.00	A3	5,084,750
	Company Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)
4,935	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AA+	5,211,705
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,865,185
	5.300%, 6/01/31 – MBIA Insured

11,685	Total Kansas			12,161,640

	Kentucky – 1.6% (1.1% of Total Investments)
5,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	5/07 at 101.00	AAA	5,659,555
	System Revenue Bonds, Series 1997A, 5.250%, 5/15/27 – MBIA Insured
4,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/07 at 101.00	AAA	5,121,617
	System Revenue Bonds, Series 1997B, 5.200%, 5/15/25 – MBIA Insured

10,450	Total Kentucky			10,781,172

	Louisiana – 7.5% (5.0% of Total Investments)
13,500	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	14,708,385
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
8,720	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	11,003,855
	Corporation Project, Series 1994, 11.000%, 2/01/14
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	6,962,750
	2004, 5.250%, 7/01/33 – MBIA Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
6,000	5.500%, 5/15/30	5/11 at 101.00	BBB	6,141,840
11,750	5.875%, 5/15/39	5/11 at 101.00	BBB	12,307,655

46,620	Total Louisiana			51,124,485

	Massachusetts – 1.9% (1.3% of Total Investments)
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/09 at 101.00	AAA	1,795,483
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
955	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 77, 5.950%,	12/09 at 100.00	AAA	961,465
	6/01/25 – FSA Insured (Alternative Minimum Tax)
10,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	10,152,600
	1997A, 5.000%, 1/01/37 – MBIA Insured

12,705	Total Massachusetts			12,909,548

	Michigan – 1.6% (1.1% of Total Investments)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center
	Obligated Group, Series 1998A:
4,995	5.250%, 8/15/23	8/08 at 101.00	BB–	4,803,342
3,000	5.250%, 8/15/28	8/08 at 101.00	BB–	2,836,350
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/06 at 100.00	BB–	3,276,703
	Obligated Group, Series 1993A, 6.500%, 8/15/18

11,270	Total Michigan			10,916,395

	Minnesota – 1.7% (1.1% of Total Investments)
5,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	5,236,950
	Bonds, Series 2001C, 5.250%, 1/01/32 – FGIC Insured
3,865	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 5.550%,	7/09 at 100.00	AA+	3,940,561
	7/01/24 (Alternative Minimum Tax)
2,260	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000J, 5.400%,	1/10 at 100.00	AA+	2,274,283
	1/01/23 (Alternative Minimum Tax)

11,125	Total Minnesota			11,451,794

	Missouri – 0.4% (0.2% of Total Investments)
235	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/09 at 102.00	AAA	241,575
	Loan Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,557,450
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32
	– FSA Insured

1,735	Total Missouri			1,799,025

	Montana – 1.0% (0.7% of Total Investments)
6,920	Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A-1, 6.050%, 12/01/37	6/07 at 101.50	AA+	7,117,358

	Nevada – 3.7% (2.4% of Total Investments)
7,310	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/19	7/10 at 100.00	AA	7,844,434
7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,333,325
	(Pre-refunded 7/01/10) – MBIA Insured
7,910	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	8,264,526
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
660	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	4/07 at 102.00	Aaa	672,250
	(Alternative Minimum Tax)

23,380	Total Nevada			25,114,535

	New Jersey – 3.1% (2.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
15,025	5.750%, 6/01/32	6/12 at 100.00	BBB	15,559,138
5,000	6.125%, 6/01/42	6/12 at 100.00	BBB	5,319,850

20,025	Total New Jersey			20,878,988

	New Mexico – 1.1% (0.7% of Total Investments)
7,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	4/06 at 101.00	BBB	7,608,900
	New Mexico – San Juan Project, Series 1997B, 5.800%, 4/01/22

	New York – 16.4% (10.9% of Total Investments)
4,395	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/07 at 102.00	AA–	4,568,427
	Improvements, Series 1997B, 5.625%, 2/15/21
2,965	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/07 at 102.00	AA– (4)	3,093,651
	Improvements, Series 1997B, 5.625%, 2/15/21 (Pre-refunded 2/15/07)
3,655	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/08 at 101.00	AA– (4)	3,832,962
	Facilities, Series 1997, 5.125%, 5/15/27 (Pre-refunded 5/15/08)
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,361,830
	Series 2002A, 5.125%, 1/01/29
	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F:
3,980	7.000%, 3/01/11 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,519,370
4,070	7.000%, 3/01/12 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,621,566
3,925	7.000%, 3/01/15 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,456,916
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	Ba2	4,372,130
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 101.00	Ba2	3,273,840
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/07 at 101.00	AAA	5,214,000
	Bonds, Fiscal Series 1997B, 5.750%, 6/15/29 (Pre-refunded 6/15/07) – FGIC Insured
9,850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AAA	10,678,976
	Bonds, Fiscal Series 2000A, 5.750%, 6/15/31 (Pre-refunded 6/15/09) – FGIC Insured
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	10,395,300
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	11,117,600
	Series 2000B, 6.000%, 11/15/29 (Pre-refunded 5/15/10)
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	10,545,600
	(Pre-refunded 10/15/07)
7,435	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 5.750%, 5/15/20	5/10 at 101.00	A+ (4)	8,192,329
	(Pre-refunded 5/15/10)
9,495	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 94, 5.800%, 10/01/20	4/10 at 100.00	Aa1	9,903,950
	(Alternative Minimum Tax)
5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/09 at 101.00	AAA	5,412,650
	Facilities, Series 1999C, 6.000%, 1/01/29 (Pre-refunded 1/01/09) – AMBAC Insured

104,745	Total New York			111,561,097

	North Carolina – 3.2% (2.1% of Total Investments)
1,250	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	1,272,963
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
8,200	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	8,498,316
	Series 7A, 6.250%, 1/01/29 (Alternative Minimum Tax)
5,735	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	5,810,014
	Series 8A, 5.950%, 1/01/27 (Alternative Minimum Tax)
5,880	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	6,074,393
	Series 9A, 5.875%, 7/01/31 (Alternative Minimum Tax)

21,065	Total North Carolina			21,655,686

	North Dakota – 0.4% (0.2% of Total Investments)
2,450	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 1998B,	7/08 at 102.00	Aaa	2,457,865
	5.500%, 7/01/29 – MBIA Insured (Alternative Minimum Tax)

	Ohio – 4.5% (3.0% of Total Investments)
5,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/09 at 101.00	Baa1	5,146,750
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/18
6,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, University Hospitals Health System, Series	7/09 at 101.00	AAA	6,364,740
	1999, 5.500%, 1/15/30 – AMBAC Insured
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series
	1999:
7,840	6.750%, 4/01/18 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	8,869,314
5,000	6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,656,450
1,915	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	1,954,372
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,792,332

28,405	Total Ohio			30,783,958

	Oklahoma – 2.2% (1.5% of Total Investments)
2,890	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical	8/09 at 101.00	AAA	3,091,375
	Center, Series 1999A, 5.750%, 8/15/29 – MBIA Insured
2,110	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical	8/09 at 101.00	AAA	2,282,788
	Center, Series 1999A, 5.750%, 8/15/29 (Pre-refunded 8/15/09) – MBIA Insured
10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B–	9,742,100
	Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

15,000	Total Oklahoma			15,116,263

	Pennsylvania – 1.3% (0.8% of Total Investments)
2,225	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,384,955
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,858,206
	AMBAC Insured
3,240	Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds, Capital Projects and	No Opt. Call	AAA	3,474,382
	Equipment Acquisition Program, Series 1999, 6.150%, 12/01/29 – AMBAC Insured

8,065	Total Pennsylvania			8,717,543

	Puerto Rico – 1.4% (0.9% of Total Investments)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	AAA	5,270,500
	XLCA Insured
4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AAA	4,331,320

9,000	Total Puerto Rico			9,601,820

	Rhode Island – 1.9% (1.2% of Total Investments)
12,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	12,797,698
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – MBIA Insured

	South Carolina – 4.7% (3.1% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	11,499,200
	2002, 6.000%, 12/01/20 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,667,825
	Improvement Bonds, Series 2003, 5.750%, 11/01/28
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,099,930
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	563,372
	0.000%, 1/01/23 – FGIC Insured
	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric
	System, Series 2003A:
3,560	5.000%, 1/01/20 – AMBAC Insured	7/13 at 100.00	AAA	3,770,930
2,125	5.000%, 1/01/21 – AMBAC Insured	7/13 at 100.00	AAA	2,242,279
7,500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	8,030,400
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

29,905	Total South Carolina			31,873,936

	Tennessee – 5.2% (3.4% of Total Investments)
6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Baa3	6,361,500
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 75.87	AAA	11,331,346
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 – FSA Insured
14,385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	15,731,435
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded 11/15/09) – AMBAC Insured
1,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/11 at 100.00	AA	1,814,103
	Bonds, Series 2001A, 5.125%, 5/15/26

42,550	Total Tennessee			35,238,384

	Texas – 18.3% (12.1% of Total Investments)
11,810	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/36 at 100.00	Baa2	12,506,790
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	AAA	6,459,120
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	10,197,800
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/09 at 101.00	BBB–	8,636,460
	Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)
10,000	Harris County Health Facilities Development Corporation, Texas, Special Facilities Revenue	5/06 at 102.00	AAA	10,271,500
	Bonds, Texas Medical Center Project, Series 1996, 5.900%, 5/15/16 – MBIA Insured
5,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	5,126,050
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
1,540	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	1,589,265
	2/15/28 – AMBAC Insured
3,460	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	3,730,883
	2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured
13,110	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	13,933,964
	FSA Insured
	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series
	1993A-J:
5,490	6.800%, 12/15/10 – AMBAC Insured	No Opt. Call	AAA	6,237,903
2,000	6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	AAA	2,308,920
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AAA	2,053,844
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/09 at 101.00	BBB–	16,631,099
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/22 at 100.00	Baa2	3,659,133
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,978,334
	2002A, 6.000%, 10/01/21
4,000	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	Aa1	4,221,280
	Series 1999C, 5.500%, 8/01/35
6,840	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Ascension	11/09 at 101.00	AAA	7,477,693
	Health Credit Group, Series 1999A, 5.875%, 11/15/24 (Pre-refunded 11/15/09) – AMBAC Insured
2,500	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/27 at 100.00	Baa2	2,514,425
	Company, Series 2001A, 5.000%, 5/01/27 (Mandatory put 11/01/06) (Alternative Minimum Tax)
245	Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue	7/06 at 100.00	AAA	245,811
	Bonds, Copperwood I Project, Series 1990A, 7.625%, 1/01/10 (ETM) – MBIA Insured
3,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	1,430,970
	2005, 0.000%, 8/15/21

127,170	Total Texas			124,211,244

	Utah – 0.4% (0.3% of Total Investments)
1,470	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	1,542,736
	7/01/19 – MBIA Insured
730	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	768,734
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured

2,200	Total Utah			2,311,470

	Washington – 14.3% (9.5% of Total Investments)
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,471,543
	Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,838,802
	Series 2002B, 5.250%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AAA	11,564,687
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – MBIA Insured (Alternative Minimum Tax)
10,730	Pierce County School District 320, Sumner, Washington, Unlimited Tax General Obligation Bonds,	12/10 at 100.00	Aaa	12,023,394
	Series 2000, 6.250%, 12/01/17 (Pre-refunded 12/01/10) – FSA Insured
10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	11,241,342
	12/01/25 (Alternative Minimum Tax)
5,315	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%, 2/01/10 – MBIA Insured	No Opt. Call	AAA	5,745,568
	(Alternative Minimum Tax)
19,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999A,	3/10 at 101.00	AAA	21,523,960
	6.000%, 9/01/29 (Pre-refunded 3/01/10) – MBIA Insured
5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	3/10 at 101.00	AAA	5,400,900
	6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)
8,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	9,190,388
	1998A, 5.125%, 7/01/18
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AAA	5,304,900
	1999, 5.375%, 12/01/19 – MBIA Insured

90,025	Total Washington			97,305,484

	West Virginia – 0.8% (0.5% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,108,050
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 7.6% (5.0% of Total Investments)
7,320	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	7,759,712
	Bonds, Series 2002, 6.125%, 6/01/27
2,250	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aaa	2,346,188
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	5,350,450
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	3,439,140
	Series 1998A, 5.500%, 12/15/19 – MBIA Insured
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Medical Group
	Inc., Series 1996:
10,000	5.600%, 11/15/16 – FSA Insured	5/06 at 102.00	AAA	10,263,600
20,000	5.750%, 11/15/25 – FSA Insured	5/06 at 102.00	AAA	20,519,599
2,085	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/10 at 100.00	AA	2,121,154
	2000B, 5.750%, 3/01/22 (Alternative Minimum Tax)

49,655	Total Wisconsin			51,799,843

$ 1,075,425	Total Investments (cost $954,437,297) – 151.3%			1,026,490,460

	Other Assets Less Liabilities – 1.5%			10,083,328

	Preferred Shares, at Liquidation Value – (52.8)%			(358,000,000)

	Net Assets Applicable to Common Shares – 100%			$678,573,788

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $953,184,305.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$77,216,931
Depreciation	(3,910,776)

Net unrealized appreciation (depreciation) of investments	$73,306,155

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.